Document And Entity Information	Nov. 14, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 14, 2025
Entity Registrant Name	Lite Strategy, Inc.
Entity Central Index Key	0001262104
Entity Emerging Growth Company	false
Entity File Number	001-41827
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0407811
Entity Address, Address Line One	9920 Pacific Heights Blvd.,
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	369-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00000002 par value
Trading Symbol	LITS
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 18, 2025 (the Original Form 8-K) by Lite Strategy, Inc. (the Company), to correct information regarding the number of shares of the Company's common stock $0.00000002 par value (the Common Stock), issuable upon the exercise of stock options granted to Justin J. File on such date in connection with his appointment as Chief Executive Officer of the Company.